Net Trading and Other Income - Summary of Net Trading and Other Income (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Net Trading And Other Income [abstract]
Net trading and other income	£ 118	£ 121